Business Combination - Schedule of Pro Forma Financial Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Business Combinations [Abstract]
Revenue	$ 162,114	$ 164,761	$ 339,958	$ 334,726
Income before income taxes	3,018	4,967	9,129	10,378
Net income	$ 1,842	$ 3,075	$ 6,038	$ 6,424